Prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2012
Prepaid Expense [Abstract]
Schedule of prepaid expenses
	June 30, 2012	June 30, 2011
Prepaid interest	$620,995	$-
Prepaid rental	11,745	-
Miscellaneous	573	-
	$633,313	$-